AIF-SOAI SUP-1

Statement of Additional Information Supplement dated March 28, 2018

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund	Invesco Global Targeted Returns Fund
Invesco Balanced-Risk Allocation Fund	Invesco Greater China Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Long/Short Equity Fund
Invesco Developing Markets Fund	Invesco Low Volatility Emerging Markets Fund
Invesco Emerging Markets Equity Fund	Invesco Macro Allocation Strategy Fund
Invesco Emerging Markets Flexible Bond Fund	Invesco MLP Fund
Invesco Endeavor Fund	Invesco Multi-Asset Income Fund
Invesco Global Health Care Fund	Invesco Select Companies Fund
Invesco Global Infrastructure Fund	Invesco World Bond Fund
Invesco Global Market Neutral Fund

The following information replaces the table in its entirety appearing under the heading “Trustee Ownership of Fund Shares as of December 31, 2017” in Appendix C of the Statement of Additional Information:

“Trustee Ownership of Fund Shares as of December 31, 2017

Name of Trustee	Dollar Range of Equity Securities Per Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Invesco Funds
Interested Persons
Martin L. Flanagan	Invesco Balanced-Risk Allocation Fund	Over $100,000	Over $100,000
	Invesco Developing Markets Fund	Over $100,000
	Invesco Global Targeted Returns Fund	Over $100,000
Philip A. Taylor	None		None
Independent Trustees
David C. Arch	Invesco Emerging Markets Equity Fund	Over $100,000	Over $100,000
	Invesco Greater China Fund	Over $100,000
	Invesco Select Companies Fund	$10,001 - $50,000
Bruce L. Crockett	Invesco Emerging Markets Equity Fund	Over $100,000	Over $100,000[3]
	Invesco Global Infrastructure Fund	Over $100,000
	Invesco Greater China Fund	$50,001 - $100,000
Jack M. Fields	Invesco Developing Markets Fund	$1 - $10,000	Over $100,000
	Invesco Greater China Fund	$1 - $10,000
Cynthia Hostetler	None		None
Eli Jones	None		Over $100,000[3]
Prema Mathai-Davis	Invesco Developing Markets Fund	$1 - $10,000	Over $100,000[3]
Teresa M. Ressel	None		None
Ann Barnett Stern	None		Over $100,000[3]
Raymond Stickel, Jr.	None		Over $100,000
Robert C. Troccoli	Invesco Balanced-Risk Allocation Fund	$50,001 - $100,000	Over $100,000[3]
Christopher L. Wilson	None		Over $100,000”

[3]	Includes total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Invesco Funds.

AIF-SOAI-SUP-7